Average Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class A Shares
Average Annual Return:
1 Year	(10.47%)
5 Years	0.09%
10 Years	3.69%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.23%)
5 Years	(1.05%)
10 Years	2.28%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.64%)
5 Years	(0.37%)
10 Years	2.57%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class B Shares
Average Annual Return:
1 Year	(10.39%)
5 Years	0.20%
10 Years	3.51%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class C Shares
Average Annual Return:
1 Year	(6.75%)
5 Years	0.52%
10 Years	3.51%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class I Shares
Average Annual Return:
1 Year	(4.78%)
5 Years	1.38%
10 Years	4.35%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class R Shares
Average Annual Return:
1 Year	(5.45%)
5 Years	0.86%
10 Years	3.86%
(Columbia Convertible Securities Fund - ABCIRW) | (Columbia Convertible Securities Fund) | Class W Shares
Average Annual Return:
1 Year	(5.19%)
5 Years	1.12%
10 Years	4.12%
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.85%)
5 Years	1.56%
10 Years	4.56%
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.73%)
5 Years	0.31%
10 Years	3.06%
(Columbia Convertible Securities Fund - Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.96%)
5 Years	0.82%
10 Years	3.28%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Average Annual Return:
1 Year	(13.39%)
5 Years	(4.91%)
10 Years	1.81%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.51%)
5 Years	(5.42%)
10 Years	1.26%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.55%)
5 Years	(4.05%)
10 Years	1.52%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class B Shares
Average Annual Return:
1 Year	(13.40%)
5 Years	(4.84%)
10 Years	1.62%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class C Shares
Average Annual Return:
1 Year	(9.76%)
5 Years	(4.52%)
10 Years	1.62%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class I Shares
Average Annual Return:
1 Year	(7.83%)
5 Years	(3.50%)
10 Years	2.67%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class R Shares
Average Annual Return:
1 Year	(8.35%)
5 Years	(4.02%)
10 Years	2.14%
(Columbia Large Cap Value Fund - ABCIRW) | (Columbia Large Cap Value Fund) | Class W Shares
Average Annual Return:
1 Year	(8.11%)
5 Years	(3.80%)
10 Years	2.36%
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Average Annual Return:
1 Year	(7.85%)
5 Years	(3.46%)
10 Years	2.69%
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.03%)
5 Years	(4.03%)
10 Years	2.08%
(Columbia Large Cap Value Fund - Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.87%)
5 Years	(2.87%)
10 Years	2.27%
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(7.96%)
5 Years	(3.55%)
10 Years	2.65%
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.12%)
5 Years	(4.10%)
10 Years	2.04%
(Columbia Large Cap Value Fund - Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.96%)
5 Years	(2.94%)
10 Years	2.23%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Years	0.04%
10 Years	7.67%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class A Shares
Average Annual Return:
1 Year	(9.78%)
5 Years	(1.72%)
10 Years	5.81%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(9.86%)
5 Years	(2.03%)
10 Years	4.96%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.26%)
5 Years	(1.45%)
10 Years	4.84%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class B Shares
Average Annual Return:
1 Year	(9.73%)
5 Years	(1.65%)
10 Years	5.64%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class C Shares
Average Annual Return:
1 Year	(5.92%)
5 Years	(1.28%)
10 Years	5.65%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class I Shares
Average Annual Return:
1 Year	(3.86%)
5 Years	(0.44%)
10 Years	6.50%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class R Shares
Average Annual Return:
1 Year	(4.57%)
5 Years	(0.81%)
10 Years	6.17%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class R4 Shares
Average Annual Return:
1 Year	(4.22%)
5 Years	(0.53%)
10 Years	6.45%
(Columbia Mid Cap Value Fund - ABCIR R4 W) | (Columbia Mid Cap Value Fund) | Class W Shares
Average Annual Return:
1 Year	(4.19%)
5 Years	(0.54%)
10 Years	6.44%
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Years	0.04%
10 Years	7.67%
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Average Annual Return:
1 Year	(3.94%)
5 Years	(0.41%)
10 Years	6.51%
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(4.08%)
5 Years	(0.75%)
10 Years	5.64%
(Columbia Mid Cap Value Fund - Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.39%)
5 Years	(0.35%)
10 Years	5.47%
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Years	0.04%
10 Years	7.67%
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.03%)
5 Years	(0.31%)
10 Years	6.69%
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(4.15%)
5 Years	(0.66%)
10 Years	5.78%
(Columbia Mid Cap Value Fund - Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.46%)
5 Years	(0.27%)
10 Years	5.61%
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Life of Fund	5.24%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Average Annual Return:
1 Year	(8.26%)
5 Years	(0.47%)
Life of Fund	6.22%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.29%)
5 Years	(0.65%)
Life of Fund	5.42%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.34%)
5 Years	(0.43%)
Life of Fund	5.13%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class B Shares
Average Annual Return:
1 Year	(8.20%)
5 Years	(0.43%)
Life of Fund	6.07%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class C Shares
Average Annual Return:
1 Year	(4.34%)
5 Years	(0.04%)
Life of Fund	6.07%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class I Shares
Average Annual Return:
1 Year	(2.12%)
5 Years	0.85%
Life of Fund	6.95%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - ABCIR) | (Columbia Small Cap Value Fund II) | Class R Shares
Average Annual Return:
1 Year	(2.86%)
5 Years	0.46%
Life of Fund	6.59%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Life of Fund	5.24%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Average Annual Return:
1 Year	(2.39%)
5 Years	0.96%
Life of Fund	7.14%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.44%)
5 Years	0.74%
Life of Fund	6.29%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II - Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.48%)
5 Years	0.78%
Life of Fund	5.94%
Inception Date	Apr. 30, 2002
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(7.41%)
5 Years	(1.17%)
10 Years	2.98%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.41%)
5 Years	(1.19%)
10 Years	2.97%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.82%)
5 Years	(0.99%)
10 Years	2.58%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class B Shares
Average Annual Return:
1 Year	(7.30%)
5 Years	(1.13%)
10 Years	2.82%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class C Shares
Average Annual Return:
1 Year	(3.45%)
5 Years	(0.73%)
10 Years	2.83%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class I Shares
Average Annual Return:
1 Year	(1.11%)
5 Years	0.16%
10 Years	3.67%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class R Shares
Average Annual Return:
1 Year	(1.99%)
5 Years	(0.24%)
10 Years	3.32%
(Columbia Marsico Growth Fund - ABCIRW) | (Columbia Marsico Growth Fund) | Class W Shares
Average Annual Return:
1 Year	(1.72%)
5 Years	0.02%
10 Years	3.60%
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(1.45%)
5 Years	0.26%
10 Years	3.86%
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.45%)
5 Years	0.22%
10 Years	3.83%
(Columbia Marsico Growth Fund - Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.94%)
5 Years	0.22%
10 Years	3.35%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Average Annual Return:
1 Year	(7.84%)
5 Years	(1.73%)
10 Years	1.09%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.96%)
5 Years	(2.06%)
10 Years	0.85%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.95%)
5 Years	(1.47%)
10 Years	0.90%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class B Shares
Average Annual Return:
1 Year	(7.76%)
5 Years	(1.66%)
10 Years	0.91%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class C Shares
Average Annual Return:
1 Year	(3.97%)
5 Years	(1.31%)
10 Years	0.90%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class I Shares
Average Annual Return:
1 Year	(1.86%)
5 Years	(0.27%)
10 Years	1.95%
(Columbia Large Cap Core Fund - ABCIW) | (Columbia Large Cap Core Fund) | Class W Shares
Average Annual Return:
1 Year	(2.15%)
5 Years	(0.52%)
10 Years	1.72%
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.01%)
5 Years	(0.32%)
10 Years	1.92%
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.16%)
5 Years	(0.71%)
10 Years	1.63%
(Columbia Large Cap Core Fund - Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.10%)
5 Years	(0.29%)
10 Years	1.61%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Average Annual Return:
1 Year	(8.27%)
5 Years	(0.71%)
10 Years	3.45%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.46%)
5 Years	(0.79%)
10 Years	3.41%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.11%)
5 Years	(0.60%)
10 Years	3.00%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class B Shares
Average Annual Return:
1 Year	(8.20%)
5 Years	(0.67%)
10 Years	3.29%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class C Shares
Average Annual Return:
1 Year	(4.34%)
5 Years	(0.27%)
10 Years	3.29%
(Columbia Marsico Focused Equities Fund - ABCI) | (Columbia Marsico Focused Equities Fund) | Class I Shares
Average Annual Return:
1 Year	(1.95%)
5 Years	0.66%
10 Years	4.16%
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.44%)
5 Years	0.72%
10 Years	4.32%
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.67%)
5 Years	0.61%
10 Years	4.26%
(Columbia Marsico Focused Equities Fund - Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.27%)
5 Years	0.61%
10 Years	3.77%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Average Annual Return:
1 Year	(17.41%)
5 Years	(3.97%)
10 Years	5.51%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.41%)
5 Years	(4.11%)
10 Years	5.39%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.31%)
5 Years	(3.36%)
10 Years	4.82%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class B Shares
Average Annual Return:
1 Year	(17.37%)
5 Years	(3.92%)
10 Years	5.33%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class C Shares
Average Annual Return:
1 Year	(13.89%)
5 Years	(3.54%)
10 Years	5.23%
(Columbia Marsico 21st Century Fund - ABCR) | (Columbia Marsico 21st Century Fund) | Class R Shares
Average Annual Return:
1 Year	(12.60%)
5 Years	(3.07%)
10 Years	5.86%
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.18%)
5 Years	(2.59%)
10 Years	6.39%
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.18%)
5 Years	(2.73%)
10 Years	6.26%
(Columbia Marsico 21st Century Fund - Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.91%)
5 Years	(2.21%)
10 Years	5.61%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class A Shares
Average Annual Return:
1 Year	(11.02%)
5 Years	(1.16%)
10 Years	2.03%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.02%)
5 Years	(2.06%)
10 Years	1.00%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.16%)
5 Years	(1.26%)
10 Years	1.53%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class B Shares
Average Annual Return:
1 Year	(11.02%)
5 Years	(1.05%)
10 Years	1.87%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class C Shares
Average Annual Return:
1 Year	(7.31%)
5 Years	(0.72%)
10 Years	1.86%
(Columbia Small Cap Growth Fund II - ABCI) | (Columbia Small Cap Growth Fund II) | Class I Shares
Average Annual Return:
1 Year	(5.54%)
5 Years	0.04%
10 Years	2.64%
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Average Annual Return:
1 Year	(5.44%)
5 Years	0.28%
10 Years	2.89%
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.44%)
5 Years	(0.63%)
10 Years	1.87%
(Columbia Small Cap Growth Fund II - Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.54%)
5 Years	(0.06%)
10 Years	2.27%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Average Annual Return:
1 Year	4.36%
5 Years	(0.81%)
10 Years	2.87%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.12%
5 Years	(1.33%)
10 Years	1.83%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.16%
5 Years	(0.83%)
10 Years	1.98%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class I Shares
Average Annual Return:
1 Year	4.75%
5 Years	(0.73%)
10 Years	2.91%
(Columbia Large Cap Enhanced Core Fund - AIR) | (Columbia Large Cap Enhanced Core Fund) | Class R Shares
Average Annual Return:
1 Year	4.13%
5 Years	(1.08%)
10 Years	2.60%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Average Annual Return:
1 Year	4.76%
5 Years	(0.63%)
10 Years	2.96%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.45%
5 Years	(1.17%)
10 Years	1.91%
(Columbia Large Cap Enhanced Core Fund - Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.49%
5 Years	(0.68%)
10 Years	2.06%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Average Annual Return:
1 Year	4.56%
5 Years	(0.59%)
10 Years	3.12%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.27%
5 Years	(1.16%)
10 Years	2.01%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.34%
5 Years	(0.66%)
10 Years	2.17%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	1.73%
5 Years	(0.61%)
10 Years	2.50%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.46%
5 Years	(0.89%)
10 Years	2.18%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.47%
5 Years	(0.56%)
10 Years	2.04%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class B Shares
Average Annual Return:
1 Year	(4.04%)
5 Years	(1.72%)
10 Years	1.74%
(Columbia Large Cap Index Fund - ABI) | (Columbia Large Cap Index Fund) | Class I Shares
Average Annual Return:
1 Year	1.92%
5 Years	(0.42%)
10 Years	2.69%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	1.98%
5 Years	(0.36%)
10 Years	2.75%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.67%
5 Years	(0.69%)
10 Years	2.37%
(Columbia Large Cap Index Fund - Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.69%
5 Years	(0.36%)
10 Years	2.24%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	(2.14%)
5 Years	2.97%
10 Years	6.60%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.98%)
5 Years	2.07%
10 Years	5.78%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.36%)
5 Years	2.36%
10 Years	5.56%
(Columbia Mid Cap Index Fund - AI) | (Columbia Mid Cap Index Fund) | Class I Shares
Average Annual Return:
1 Year	(1.97%)
5 Years	3.22%
10 Years	6.86%
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	(1.89%)
5 Years	3.24%
10 Years	6.87%
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.79%)
5 Years	2.30%
10 Years	5.99%
(Columbia Mid Cap Index Fund - Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.16%)
5 Years	2.59%
10 Years	5.79%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.02%
5 Years	1.94%
10 Years	7.09%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	0.58%
5 Years	1.64%
10 Years	6.62%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.37%)
5 Years	0.45%
10 Years	5.71%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.55%
5 Years	1.14%
10 Years	5.60%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class B Shares
Average Annual Return:
1 Year	(4.94%)
5 Years	0.59%
10 Years	5.83%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class I Shares
Average Annual Return:
1 Year	0.58%
5 Years	1.65%
10 Years	6.62%
(Columbia Small Cap Index Fund - ABI R4) | (Columbia Small Cap Index Fund) | Class R4 Shares
Average Annual Return:
1 Year	0.59%
5 Years	1.65%
10 Years	6.62%
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.02%
5 Years	1.94%
10 Years	7.09%
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	0.79%
5 Years	1.90%
10 Years	6.89%
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.20%)
5 Years	0.64%
10 Years	5.90%
(Columbia Small Cap Index Fund - Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.71%
5 Years	1.32%
10 Years	5.79%